Subsequent Events (FY) (Details) - USD ($)					1 Months Ended		5 Months Ended
	Jan. 08, 2024	Dec. 01, 2023	Oct. 31, 2023	Apr. 25, 2023	Apr. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Mar. 27, 2024	Dec. 31, 2022
Subsequent Events [Abstract]
Additional cash deposited in Trust Account	$ 103,055	$ 162,500	$ 162,500	$ 487,500	$ 34,352	$ 34,352	$ 812,500
Funds withdrawn from trust account reserved to payment of taxes						0	$ 75,773	$ 75,773	$ 0
Subsequent Event [Member]
Subsequent Events [Abstract]
Additional cash deposited in Trust Account	$ 103,055					$ 34,352
Funds withdrawn from trust account reserved to payment of taxes								$ 75,773